General_Noncontrolling interests (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Woori bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period	[1]	₩ 3,660,814
Net income attributable to non-controlling interests	[2]	134,421
Woori Investment Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		151,170	₩ 130,088
Net income attributable to non-controlling interests		21,588	10,262	₩ 8,370
Woori Asset Trust Co., Ltd.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		40,161
Woori Asset Management Corp.
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		29,800
Net income attributable to non-controlling interests		408
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		83,315	68,250
Net income attributable to non-controlling interests		8,502	8,126	8,882
Dividends to non-controlling interests		1,981	2,082	1,513
Wealth Development Bank
Disclosure of significant investments in subsidiaries [Line Items]
Accumulated non-controlling interests at the end of the reporting period		18,524	16,557
Net income attributable to non-controlling interests		₩ 427	₩ 39	₩ 648

[1]	Hybrid securities issued by Woori Bank
[2]	Distribution of the hybrid securities issued by Woori Bank